As filed with the Securities and Exchange Commission on November 15, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22397

IronBridge Funds, Inc.
 (Exact name of registrant as specified in charter)

One Parkview Plaza
Suite 700
Oakbrook Terrace, Illinois 60181
 (Address of principal executive offices) (Zip code)

John G. Davis
One Parkview Plaza, Suite 700
Oakbrook Terrace, Illinois 60181
 (Name and address of agent for service)

(630) 684-8300
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2012

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

IronBridge Small Cap Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 97.9%
	Aerospace & Defense 4.1%
87,995	Esterline Technologies Corp. (a)	$4,561,661
91,873	Moog, Inc. - Class A (a)	2,996,897
202,530	Orbital Sciences Corp. (a)	2,592,384
87,982	Triumph Group, Inc.	4,288,243
		14,439,185
	Apparel Retail 3.9%
77,326	Deckers Outdoor Corp. (a)	7,211,423
68,359	The Buckle, Inc.	2,629,087
62,576	Under Armour, Inc. (a)	4,155,672
		13,996,182
	Auto Parts & Equipment 0.6%
216,319	Modine Manufacturing Co. (a)	1,959,850

	Biotechnology 2.0%
111,989	Cepheid, Inc. (a)	4,348,533
126,702	Luminex Corp. (a)	2,808,983
		7,157,516
	Building Products 1.2%
83,641	A.O. Smith	2,679,021
59,321	Universal Forest Products, Inc.	1,426,670
		4,105,691
	Capital Markets 2.8%
151,612	Jefferies Group, Inc.	1,881,505
173,372	Knight Capital Group, Inc. - Class A (a)	2,108,204
139,300	Stifel Financial Corp. (a)	3,699,808
96,919	Waddell & Reed Financial, Inc.	2,423,944
		10,113,461
	Chemicals 4.7%
118,357	Cabot Corp.	2,932,887
53,246	FMC Corp.	3,682,493
149,677	Methanex Corp.	3,119,269
39,152	Minerals Technologies, Inc.	1,929,019
33,230	NewMarket Corp.	5,046,640
		16,710,308
	Commercial Banks 4.9%
178,802	Columbia Banking System, Inc.	2,560,445
117,127	Cullen/Frost Bankers, Inc.	5,371,444
85,960	IBERIABANK Corp.	4,045,277
511,945	National Penn Bancshares, Inc.	3,588,735
210,656	TCF Financial Corp.	1,929,609
		17,495,510
	Commercial Services & Supplies 2.9%
90,258	Coinstar, Inc. (a)	3,610,320
101,773	Herman Miller, Inc.	1,817,666
92,842	K12, Inc. (a)	2,363,757
452,076	LeapFrog Enterprises, Inc. (a)	1,523,496
49,719	PICO Holdings, Inc. (a)	1,019,737
		10,334,976

	Communications Equipment 2.1%
97,709	Aruba Networks, Inc. (a)	2,043,095
184,422	Polycom, Inc. (a)	3,387,832
99,328	Riverbed Technology, Inc. (a)	1,982,587
		7,413,514
	Computer Systems Design and Related Services 1.5%
107,646	SYNNEX Corp. (a)	2,820,325
60,510	Syntel, Inc.	2,613,427
		5,433,752
	Construction & Engineering 0.5%
104,822	MasTec, Inc. (a)	1,845,916

	Diversified Financial Services 0.5%
59,639	GATX Corp.	1,848,213

	Electric Utilities 2.5%
97,417	Black Hills Corp.	2,984,857
96,656	El Paso Electric Co.	3,101,691
37,698	ITC Holdings Corp.	2,918,956
		9,005,504
	Electrical Equipment 2.0%
99,170	EnerSys (a)	1,985,383
126,803	Thomas & Betts Corp. (a)	5,060,708
		7,046,091
	Electronic Equipment & Instruments 3.1%
77,041	Littelfuse, Inc.	3,097,819
116,446	National Instruments Corp.	2,661,955
111,800	ScanSource, Inc. (a)	3,304,808
54,746	Trimble Navigation Ltd. (a)	1,836,728
		10,901,310
	Energy Equipment & Services 3.7%
110,055	Atwood Oceanics, Inc. (a)	3,781,490
83,320	Complete Production Services, Inc. (a)	1,570,582
135,570	Superior Energy Services, Inc. (a)	3,557,357
109,731	Unit Corp. (a)	4,051,268
		12,960,697
	Food & Staples Retailing 0.5%
41,502	The Fresh Market, Inc. (a)	1,583,716

	Food Products 0.9%
82,200	Corn Products International, Inc.	3,225,528

	Gas Utilities 1.3%
178,372	UGI Corp.	4,685,832

	General Merchandise 0.4%
137,289	Fred's, Inc. - Class A	1,463,501

	Health Care Equipment & Supplies 3.8%
41,185	Gen-Probe, Inc. (a)	2,357,841
84,886	Hill-Rom Holdings, Inc.	2,548,278
38,227	IDEXX Laboratories, Inc. (a)	2,636,516
43,851	Neogen Corp. (a)	1,522,507
61,270	Sirona Dental Systems, Inc. (a)	2,598,460
45,147	ZOLL Medical Corp. (a)	1,703,848
		13,367,450

	Health Care Providers & Services 5.2%
86,420	Accretive Health, Inc. (a)	1,834,697
116,550	HMS Holding Corp. (a)	2,842,654
115,535	LifePoint Hospitals, Inc. (a)	4,233,202
49,100	MWI Veterinary Supply, Inc. (a)	3,379,062
212,353	Owens & Minor, Inc.	6,047,814
		18,337,429
	Health Care Technology 1.0%
61,940	athenahealth, Inc. (a)	3,688,527

	Hotels, Restaurants & Leisure 1.2%
3,279	Biglari Holdings, Inc. (a)	971,863
54,577	Buffalo Wild Wings, Inc. (a)	3,263,705
		4,235,568
	Household Durables 3.1%
103,898	AptarGroup, Inc.	4,641,124
58,220	Snap-On, Inc.	2,584,968
68,600	Tupperware Brands Corp.	3,686,564
		10,912,656
	Industrial Conglomerates 2.2%
27,410	Alleghany Corp. (a)	7,907,785

	Insurance 2.2%
147,637	American Financial Group, Inc.	4,587,082
63,234	Argo Group International Holdings Ltd.	1,793,948
152,431	Stewart Information Services Corp.	1,347,490
		7,728,520
	Internet Software & Services 0.5%
74,220	Ancestry.com, Inc. (a)	1,744,170

	Life Sciences Tools & Services 1.0%
276,943	Bruker Corp. (a)	3,747,039

	Machinery 6.1%
115,826	Applied Industrial Technologies, Inc.	3,145,834
61,303	IDEX Corp.	1,910,201
97,152	Kennametal, Inc.	3,180,757
126,060	Lincoln Electric Holdings, Inc.	3,657,001
90,390	Robbins & Myers, Inc.	3,137,437
47,264	Valmont Industries, Inc.	3,683,756
103,766	Westport Innovations, Inc. (a)	3,001,950
		21,716,936
	Marine 0.9%
84,744	Alexander & Baldwin, Inc.	3,095,698

	Metals & Mining 1.4%
77,129	Carpenter Technology Corp.	3,462,321
126,421	GrafTech International Ltd. (a)	1,605,546
		5,067,867
	Nondepository Credit Intermediation 1.6%
47,000	EZCORP, Inc. (a)	1,341,380
285,064	Fifth Street Finance Corp.	2,656,796
224,300	KKR Financial Holdings LLC	1,666,549
		5,664,725
	Oil & Gas 2.6%
76,548	Bill Barrett Corp. (a)	2,774,100
120,062	Swift Energy Co. (a)	2,922,309
105,890	World Fuel Services Corp.	3,457,309
		9,153,718

	Pharmaceutical and Medicine Manufacturing 0.3%
250,531	Nektar Therapeutics (a)	1,215,075

	Real Estate 5.5%
55,550	Alexandria Real Estate Equities, Inc.	3,410,214
113,551	Corporate Office Properties Trust	2,473,141
122,765	Mid-America Apartment Communities, Inc.	7,392,908
93,953	Potlatch Corp.	2,961,399
303,615	Redwood Trust, Inc.	3,391,380
		19,629,042
	Semiconductor & Semiconductor Equipment 2.7%
245,872	Cypress Semiconductor Corp.	3,680,704
162,799	Semtech Corp. (a)	3,435,059
146,370	Skyworks Solutions, Inc. (a)	2,625,878
		9,741,641
	Semiconductor and Other Electronic Component Manufacturing 1.5%
63,603	Cavium, Inc. (a)	1,717,917
30,344	Celestica, Inc. (a)	219,994
18,544	Hittite Microwave Corp. (a)	903,093
75,524	International Rectifier Corp. (a)	1,406,257
70,570	Omnivision Technologies, Inc. (a)	990,803
		5,238,064
	Software 5.0%
78,111	Informatica Corp. (a)	3,198,645
99,355	Jack Henry & Associates, Inc.	2,879,308
199,212	Parametric Technology Corp. (a)	3,063,881
148,523	Progress Software Corp. (a)	2,606,579
101,410	SolarWinds, Inc. (a)	2,233,048
74,810	SuccessFactors, Inc. (a)	1,719,882
79,893	Taleo Corp. - Class A (a)	2,054,848
		17,756,191
	Specialty Stores 2.1%
121,208	Tractor Supply Co.	7,581,560

	Textiles, Apparel & Luxury Goods 1.2%
125,562	Wolverine World Wide, Inc.	4,174,936

	Thrifts & Mortgage Finance 0.7%
231,304	Provident Financial Services, Inc.	2,486,518

	Total Common Stocks
	(Cost $323,524,857)	$347,917,368

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.1%
	Money Market 2.1%
$7,287,282	STIT - Liquid Assets Portfolio	$7,287,282
	Total Short-Term Investments
	(Cost $7,287,282)	$7,287,282

	TOTAL INVESTMENTS 100.0%
	(Cost $330,812,139)	$355,204,650

	Other Assets in Excess of Liabilities 0.0%	68,715

	TOTAL NET ASSETS 100.0%	$355,273,365

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$330,812,139
Gross unrealized appreciation	57,439,436
Gross unrealized depreciation	(33,046,925)
Net unrealized appreciation	$24,392,511

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge SMID Cap Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 98.4%
	Aerospace & Defense 1.2%
141,140	Esterline Technologies Corp. (a)	$7,316,698

	Apparel Retail 0.8%
72,270	Under Armour, Inc. (a)	4,799,451

	Auto Components 0.6%
68,173	BorgWarner, Inc. (a)	4,126,512

	Biotechnology 4.9%
177,767	Alexion Pharmaceuticals, Inc. (a)	11,387,754
178,957	Cepheid, Inc. (a)	6,948,900
206,756	Luminex Corp. (a)	4,583,781
115,670	Watson Pharmaceuticals, Inc. (a)	7,894,478
		30,814,913
	Capital Markets 1.3%
252,767	Jefferies Group, Inc.	3,136,838
200,073	Waddell & Reed Financial, Inc.	5,003,826
		8,140,664
	Chemicals 3.8%
106,838	Albemarle Corp.	4,316,255
161,189	Cabot Corp.	3,994,263
92,663	FMC Corp.	6,408,573
215,570	Methanex Corp.	4,492,479
32,487	NewMarket Corp.	4,933,801
		24,145,371
	Commercial Banks 4.4%
202,783	Cullen/Frost Bankers, Inc.	9,299,628
659,944	Fifth Third Bancorp	6,665,435
147,298	IBERIABANK Corp.	6,931,844
344,542	Zions Bancorporation	4,847,706
		27,744,613
	Commercial Services & Supplies 1.7%
113,826	Apollo Group, Inc. (a)	4,508,648
76,805	Stericycle, Inc. (a)	6,199,700
		10,708,348
	Communications Equipment 1.2%
50,301	Acme Packet, Inc. (a)	2,142,319
127,080	Aruba Networks, Inc. (a)	2,657,243
141,805	Riverbed Technology, Inc. (a)	2,830,428
		7,629,990
	Construction & Engineering 0.6%
768,865	Louisiana-Pacific Corp. (a)	3,921,211

	Containers & Packaging 1.9%
243,808	Crown Holdings, Inc. (a)	7,462,963
88,608	Rock-Tenn Co.	4,313,437
		11,776,400
	Diversified Consumer Services 0.7%
106,466	Coinstar, Inc. (a)	4,258,640

	Diversified Financial Services 1.9%
75,174	Affiliated Managers Group, Inc. (a)	5,867,331
198,647	GATX Corp.	6,156,070
		12,023,401
	Electric Utilities 1.8%
143,499	ITC Holdings Corp.	11,111,127

	Electrical Equipment 2.2%
179,738	AMETEK, Inc.	5,925,962
167,041	EnerSys (a)	3,344,161
107,353	Regal-Beloit Corp.	4,871,679
		14,141,802
	Electronic Equipment & Instruments 2.6%
175,341	Amphenol Corp. - Class A	7,148,653
211,379	Avnet, Inc. (a)	5,512,765
120,511	Trimble Navigation Ltd. (a)	4,043,144
		16,704,562
	Energy Equipment & Services 2.6%
210,268	Helmerich & Payne, Inc.	8,536,881
84,387	Oil States International, Inc. (a)	4,296,986
501,333	Tetra Technologies, Inc. (a)	3,870,291
		16,704,158
	Food Products 2.2%
159,893	Corn Products International, Inc.	6,274,201
108,320	The J.M. Smucker Company	7,895,445
		14,169,646
	Gas Utilities 3.6%
200,266	New Jersey Resources Corp.	8,525,324
550,993	UGI Corp.	14,474,586
		22,999,910
	Health Care Equipment & Supplies 3.1%
78,740	Herbalife Ltd.	4,220,464
67,650	IDEXX Laboratories, Inc. (a)	4,665,821
140,272	Illumina, Inc. (a)	5,739,930
111,010	Sirona Dental Systems, Inc. (a)	4,707,934
		19,334,149
	Health Care Providers & Services 3.7%
149,030	Accretive Health, Inc. (a)	3,163,907
61,682	Cerner Corp. (a)	4,226,450
316,516	Owens & Minor, Inc.	9,014,376
203,580	Universal Healthcare Services, Inc.	6,921,720
		23,326,453
	Hotels Restaurants & Leisure 1.7%
183,168	Darden Restaurants, Inc.	7,830,432
30,395	Panera Bread Co. (a)	3,159,256
		10,989,688
	Household Durables 3.2%
214,163	Leggett & Platt, Inc.	4,238,286
7,276	NVR, Inc. (a)	4,394,558
219,115	Tupperware Brands Corp.	11,775,240
		20,408,084
	Industrial Conglomerates 1.2%
25,808	Alleghany Corp. (a)	7,445,608

	Information Technology Services 1.7%
108,200	Syntel, Inc.	4,673,158
109,930	Teradata Corp. (a)	5,884,553
		10,557,711
	Insurance 3.8%
242,135	American Financial Group, Inc.	7,523,134
22,785	Markel Corp. (a)	8,137,207
133,184	RLI Corp.	8,467,839
		24,128,180
	Internet Software & Services 1.3%
93,540	Ancestry.com, Inc. (a)	2,198,190
119,580	Open Text Corp. (a)	6,232,510
		8,430,700
	Machinery 5.5%
219,512	Dover Corp.	10,229,259
128,984	Gardner Denver, Inc.	8,196,933
184,480	Kennametal, Inc.	6,039,875
131,681	Nordson Corp.	5,233,003
147,364	Timken Co.	4,836,487
		34,535,557
	Marine 1.1%
195,184	Alexander & Baldwin, Inc.	7,130,071

	Metals & Mining 2.4%
110,151	Compass Minerals International, Inc.	7,355,884
316,008	GrafTech International Ltd. (a)	4,013,301
115,117	Reliance Steel & Aluminum Co.	3,915,129
		15,284,314
	Multi-Utilities & Unregulated Power 1.8%
239,835	OGE Energy Corp.	11,461,715

	Oil & Gas 5.1%
139,620	Bill Barrett Corp. (a)	5,059,829
521,319	El Paso Corp.	9,112,656
171,313	QEP Resources, Inc.	4,637,443
506,464	Questar Corp.	8,969,477
125,190	Whiting Petroleum Corp. (a)	4,391,665
		32,171,070
	Paper & Forest Products 2.2%
387,025	Rayonier, Inc.	14,238,650

	Pharmaceutical and Medicine Manufacturing 1.2%
78,410	Perrigo Co.	7,614,395

	Railroads 1.3%
178,531	Genesee & Wyoming, Inc. (a)	8,305,262

	Real Estate 4.8%
177,909	Corporate Office Properties Trust	3,874,858
99,254	Digital Realty Trust, Inc.	5,474,851
90,976	Essex Property Trust, Inc.	10,920,759
121,520	Federal Realty Investment Trust	10,014,463
		30,284,931
	Semiconductor & Semiconductor Equipment 3.2%
508,903	Cypress Semiconductor Corp.	7,618,278
279,400	FEI Co. (a)	8,370,824
250,184	Skyworks Solutions, Inc. (a)	4,488,301
		20,477,403

	Software 4.4%
66,974	Citrix Systems, Inc. (a)	3,652,092
48,050	FactSet Research Systems, Inc.	4,275,008
152,185	Informatica Corp. (a)	6,231,976
109,433	Red Hat, Inc. (a)	4,624,638
126,265	Rovi Corp. (a)	5,426,870
164,728	TIBCO Software, Inc. (a)	3,688,260
		27,898,844
	Specialty Retail 0.9%
83,749	O'Reilly Automotive, Inc. (a)	5,580,196

	Textiles, Apparel & Luxury Goods 4.8%
94,972	Lululemon Athletica, Inc. (a)	4,620,388
114,493	Ross Stores, Inc.	9,009,454
74,630	Tempur-pedic International, Inc. (a)	3,926,284
62,057	VF Corp.	7,541,167
152,492	Wolverine World Wide, Inc.	5,070,359
		30,167,652
	Total Common Stocks
	(Cost $610,370,249)	$623,008,050

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.7%
	Money Market 0.7%
$4,145,573	STIT - Liquid Assets Portfolio	$4,145,573
	Total Short-Term Investments
	(Cost $4,145,573)	$4,145,573

	TOTAL INVESTMENTS 99.1%
	(Cost $614,515,822)	$627,153,623

	Other Assets in Excess of Liabilities 0.9%	5,893,733

	TOTAL NET ASSETS 100.0%	$633,047,356

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments		$614,515,822
Gross unrealized appreciation		68,560,478
Gross unrealized depreciation		(55,922,677)
Net unrealized appreciation		$12,637,801

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Global Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 98.7%
	Canada 8.8%
3,563	Barrick Gold Corp.	$166,214
11,187	Brookfield Asset Management, Inc.	308,202
13,970	GlaxoSmithKline PLC	288,273
2,800	Lululemon Athletica, Inc. (a)	136,220
5,570	Potash Corp. of Saskatchewan, Inc.	240,735
2,738	TD Bank Financial Group	194,892
		1,334,536
	Finland 2.9%
8,350	Fortum Oyj	196,549
9,751	Sampo Oyj	244,920
		441,469
	France 4.5%
2,610	Compagnie Generale d'Optique Essilor International SA	187,692
4,840	Publicis Groupe SA	202,004
5,416	Schneider Electric SA	289,840
		679,536
	Germany 3.9%
5,040	BASF SE	307,265
5,149	Bayer AG	284,141
		591,406
	Hong Kong 1.2%
60,100	Hang Lung Properties Ltd.	178,817

	Ireland 1.2%
6,040	Shire PLC	188,356

	Japan 10.8%
11,000	Bridgestone Corp.	249,586
7,620	Canon, Inc.	345,994
63,500	Hitachi Ltd.	315,218
6,600	Honda Motor Co. Ltd.	193,346
6,160	Mitsui Sumitomo Insurance Group	134,027
13,400	Seven & i Holdings Co. Ltd.	375,604
		1,613,775
	Netherlands 1.6%
18,240	Koninklijke KPN N.V.	240,239

	South Africa 1.5%
11,563	Barloworld Ltd.	230,701

	Sweden 1.6%
9,607	Svenska Handelsbanken AB	244,461

	Switzerland 3.7%
10,162	Nestle SA	559,446

	United Kingdom 5.7%
5,610	ARM Holdings PLC	143,055
10,592	BHP Billiton PLC	282,955
35,000	HSBC Holdings PLC	268,076
45,000	Kingfisher PLC	172,797
		866,883

	United States 51.3%
2,860	Altera Corp.	90,176
1,552	Amazon.com, Inc. (a)	335,589
650	Apple, Inc. (a)	247,767
6,500	Chubb Corp.	389,936
2,380	Citrix Systems, Inc. (a)	129,781
2,690	Cognizant Technology Solutions Corp. - Class A (a)	168,663
5,160	Costco Wholesale Corp.	423,739
5,830	Crown Holdings, Inc. (a)	178,456
7,754	Exxon Mobil Corp.	563,173
3,880	Helmerich & Payne, Inc.	157,528
10,086	JPMorgan Chase & Co.	303,790
5,160	McKesson Corp.	375,132
5,228	National Oilwell Varco, Inc.	267,778
3,330	NetApp, Inc. (a)	113,020
6,970	Occidental Petroleum Corp.	498,355
4,050	OGE Energy Corp.	193,550
11,156	Oracle Corp.	320,623
2,410	Precision Castparts Corp.	374,659
3,920	Qualcomm, Inc.	190,630
3,931	Ross Stores, Inc.	309,330
4,040	Rovi Corp. (a)	173,640
5,270	Stanley Black & Decker, Inc.	258,757
4,745	Stericycle, Inc. (a)	383,016
4,030	The J.M. Smucker Company	293,747
5,133	Union Pacific Corp.	419,212
3,730	WellPoint, Inc.	243,494
13,122	Wells Fargo & Co.	316,503
		7,720,044
	Total Common Stocks
	(Cost $15,270,754)	$14,889,669

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.6%
	Money Market 1.6%
$237,926	STIT - Liquid Assets Portfolio	$237,926
	Total Short-Term Investments
	(Cost $237,926)	$237,926

	TOTAL INVESTMENTS 100.3%
	(Cost $15,508,680)	$15,127,595

	Liabilities in Excess of Other Assets (0.3)%	(42,631)

	TOTAL NET ASSETS 100.0%	$15,084,964

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments		$15,508,680
Gross unrealized appreciation		1,150,499
Gross unrealized depreciation		(1,531,584)
Net unrealized depreciation		$(381,085)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Skyline Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 99.2%
	Aerospace & Defense 1.2%
11,384	Esterline Technologies Corp. (a)	$590,147

	Apparel Retail 0.8%
5,823	Under Armour, Inc. (a)	386,705

	Auto Components 0.7%
5,480	BorgWarner, Inc. (a)	331,704

	Biotechnology 4.9%
14,432	Alexion Pharmaceuticals, Inc. (a)	924,514
14,348	Cepheid, Inc. (a)	557,133
16,653	Luminex Corp. (a)	369,197
9,406	Watson Pharmaceuticals, Inc. (a)	641,959
		2,492,803
	Capital Markets 1.3%
20,296	Jefferies Group, Inc.	251,873
16,159	Waddell & Reed Financial, Inc.	404,137
		656,010
	Chemicals 3.8%
8,697	Albemarle Corp.	351,359
12,986	Cabot Corp.	321,793
7,485	FMC Corp.	517,662
17,454	Methanex Corp.	363,741
2,642	NewMarket Corp.	401,241
		1,955,796
	Commercial Banks 4.4%
16,644	Cullen/Frost Bankers, Inc.	763,293
53,757	Fifth Third Bancorp	542,946
11,890	IBERIABANK Corp.	559,543
27,751	Zions Bancorporation	390,457
		2,256,239
	Commercial Services & Supplies 1.7%
9,178	Apollo Group, Inc. (a)	363,541
6,230	Stericycle, Inc. (a)	502,886
		866,427
	Communications Equipment 1.2%
4,045	Acme Packet, Inc. (a)	172,277
10,407	Aruba Networks, Inc. (a)	217,610
11,600	Riverbed Technology, Inc. (a)	231,536
		621,423
	Construction & Engineering 0.6%
62,270	Louisiana-Pacific Corp. (a)	317,577

	Containers & Packaging 1.9%
19,761	Crown Holdings, Inc. (a)	604,885
7,227	Rock-Tenn Co.	351,810
		956,695
	Diversified Consumer Services 0.7%
8,513	Coinstar, Inc. (a)	340,520

	Diversified Finanical Services 2.0%
6,080	Affiliated Managers Group, Inc. (a)	474,544
17,223	GATX Corp.	533,741
		1,008,285
	Electric Utilities 1.8%
11,617	ITC Holdings Corp.	899,504

	Electrical Equipment 2.3%
14,541	AMETEK, Inc.	479,416
13,575	EnerSys (a)	271,772
8,647	Regal-Beloit Corp.	392,401
		1,143,589
	Electronic Equipment & Instruments 2.7%
14,053	Amphenol Corp. - Class A	572,941
17,144	Avnet, Inc. (a)	447,115
9,817	Trimble Navigation Ltd. (a)	329,360
		1,349,416
	Energy Equipment & Services 2.7%
17,075	Helmerich & Payne, Inc.	693,245
6,800	Oil States International, Inc. (a)	346,256
40,532	Tetra Technologies, Inc. (a)	312,907
		1,352,408
	Food Products 2.2%
12,641	Corn Products International, Inc.	496,033
8,770	The J.M. Smucker Company	639,245
		1,135,278
	Gas Utilities 3.7%
16,475	New Jersey Resources Corp.	701,341
44,672	UGI Corp.	1,173,534
		1,874,875
	Health Care Equipment & Supplies 3.1%
6,350	Herbalife Ltd.	340,360
5,470	IDEXX Laboratories, Inc. (a)	377,266
11,356	Illumina, Inc. (a)	464,687
8,990	Sirona Dental Systems, Inc. (a)	381,266
		1,563,579
	Health Care Providers & Services 3.7%
11,960	Accretive Health, Inc. (a)	253,911
4,964	Cerner Corp. (a)	340,133
25,714	Owens & Minor, Inc.	732,335
16,402	Universal Healthcare Services, Inc.	557,668
		1,884,047
	Hotels Restaurants & Leisure 1.7%
14,861	Darden Restaurants, Inc.	635,308
2,420	Panera Bread Co. (a)	251,535
		886,843
	Household Durables 3.2%
16,589	Leggett & Platt, Inc.	328,296
585	NVR, Inc. (a)	353,328
17,745	Tupperware Brands Corp.	953,617
		1,635,241

	Industrial Conglomerates 1.2%
2,082	Alleghany Corp. (a)	600,657

	Information Technology Services 1.7%
8,707	Syntel, Inc.	376,055
8,890	Teradata Corp. (a)	475,882
		851,937
	Insurance 3.8%
19,591	American Financial Group, Inc.	608,692
1,842	Markel Corp. (a)	657,833
10,796	RLI Corp.	686,411
		1,952,936
	Internet Software & Services 1.3%
7,480	Ancestry.com, Inc. (a)	175,780
9,650	Open Text Corp. (a)	502,958
		678,738
	Machinery 5.5%
17,809	Dover Corp.	829,900
10,409	Gardner Denver, Inc.	661,492
15,023	Kennametal, Inc.	491,853
10,576	Nordson Corp.	420,290
11,895	Timken Co.	390,394
		2,793,929
	Marine 1.1%
15,756	Alexander & Baldwin, Inc.	575,567

	Metals & Mining 2.4%
8,717	Compass Minerals International, Inc.	582,121
25,414	GrafTech International Ltd. (a)	322,758
9,378	Reliance Steel & Aluminum Co.	318,946
		1,223,825
	Multi-Utilities & Unregulated Power 1.8%
19,400	OGE Energy Corp.	927,126

	Oil & Gas 5.1%
11,250	Bill Barrett Corp. (a)	407,700
42,132	El Paso Corp.	736,467
13,794	QEP Resources, Inc.	373,404
41,145	Questar Corp.	728,678
10,050	Whiting Petroleum Corp. (a)	352,554
		2,598,803
	Paper & Forest Products 2.3%
31,358	Rayonier, Inc.	1,153,661

	Pharmaceutical and Medicine Manufacturing 1.2%
6,370	Perrigo Co.	618,591

	Railroads 1.3%
14,468	Genesee & Wyoming, Inc. (a)	673,051

	Real Estate 4.8%
14,029	Corporate Office Properties Trust	305,552
8,051	Digital Realty Trust, Inc.	444,093
7,390	Essex Property Trust, Inc.	887,095
9,819	Federal Realty Investment Trust	809,184
		2,445,924

	Semiconductor & Semiconductor Equipment 3.3%
41,250	Cypress Semiconductor Corp.	617,513
22,731	FEI Co. (a)	681,021
20,329	Skyworks Solutions, Inc. (a)	364,702
		1,663,236
	Software 4.4%
5,282	Citrix Systems, Inc. (a)	288,027
3,900	FactSet Research Systems, Inc.	346,983
12,368	Informatica Corp. (a)	506,469
8,800	Red Hat, Inc. (a)	371,888
10,056	Rovi Corp. (a)	432,207
13,410	TIBCO Software, Inc. (a)	300,250
		2,245,824
	Specialty Retail 0.9%
6,710	O'Reilly Automotive, Inc. (a)	447,087

	Textiles, Apparel & Luxury Goods 4.8%
7,668	Lululemon Athletica, Inc. (a)	373,048
9,260	Ross Stores, Inc.	728,669
6,010	Tempur-Pedic International, Inc. (a)	316,186
5,048	VF Corp.	613,433
12,352	Wolverine World Wide, Inc.	410,704
		2,442,040
	Total Common Stocks
	(Cost $57,072,240)	$50,398,043

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.2%
	Money Market 0.2%
$100,650	STIT - Liquid Assets Portfolio	$100,650
	Total Short-Term Investments
	(Cost $100,650)	$100,650

	TOTAL INVESTMENTS 99.4%
	(Cost $57,172,890)	$50,498,693

	Other Assets in Excess of Liabilities 0.6%	302,676

	TOTAL NET ASSETS 100.0%	$50,801,369

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments		$57,172,890
Gross unrealized appreciation		2,074,503
Gross unrealized depreciation		(8,748,700)
Net unrealized depreciation		$(6,674,197)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Horizon Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 97.5%
	Aerospace & Defense 4.2%
21,192	Esterline Technologies Corp. (a)	$1,098,594
25,625	Moog, Inc. - Class A (a)	835,888
47,054	Orbital Sciences Corp. (a)	602,291
19,900	Triumph Group, Inc.	969,926
		3,506,699
	Apparel Retail 3.8%
17,913	Deckers Outdoor Corp. (a)	1,670,567
15,676	The Buckle, Inc.	602,899
14,513	Under Armour, Inc. (a)	963,808
		3,237,274
	Auto Parts & Equipment 0.5%
50,954	Modine Manufacturing Co. (a)	461,643

	Biotechnology 1.9%
25,968	Cepheid, Inc. (a)	1,008,337
28,390	Luminex Corp. (a)	629,406
		1,637,743
	Building Products 1.2%
18,766	A.O. Smith Corp.	601,075
18,426	Universal Forest Products, Inc.	443,145
		1,044,220
	Capital Markets 3.1%
44,059	Jefferies Group, Inc.	546,772
49,468	Knight Capital Group, Inc. - Class A (a)	601,531
34,086	Stifel Financial Corp. (a)	905,324
23,384	Waddell & Reed Financial, Inc.	584,834
		2,638,461
	Chemicals 4.5%
25,588	Cabot Corp.	634,071
12,564	FMC Corp.	868,926
33,831	Methanex Corp.	705,038
9,456	Minerals Technologies, Inc.	465,897
7,511	NewMarket Corp.	1,140,696
		3,814,628
	Commercial Banks 4.8%
40,424	Columbia Banking System, Inc.	578,872
28,161	Cullen/Frost Bankers, Inc.	1,291,463
19,444	IBERIABANK Corp.	915,035
113,593	National Penn Bancshares, Inc.	796,287
49,344	TCF Financial Corp.	451,991
		4,033,648
	Commercial Services & Supplies 2.9%
20,685	Coinstar, Inc. (a)	827,400
21,443	Herman Miller, Inc.	382,972
23,967	K12, Inc. (a)	610,200
107,784	LeapFrog Enterprises, Inc. (a)	363,232
11,655	PICO Holdings, Inc. (a)	239,044
		2,422,848

	Communications Equipment 2.1%
21,258	Aruba Networks, Inc. (a)	444,505
42,012	Polycom, Inc. (a)	771,760
27,076	Riverbed Technology, Inc. (a)	540,437
		1,756,702
	Computer Systems Design and Related Services 1.5%
24,782	SYNNEX Corp. (a)	649,288
14,090	Syntel, Inc.	608,547
		1,257,835
	Construction & Engineering 0.5%
24,928	MasTec, Inc. (a)	438,982

	Diversifed Financial Services 0.5%
13,488	GATX Corp.	417,993

	Electric Utilities 2.5%
22,692	Black Hills Corp.	695,283
22,160	El Paso Electric Co.	711,114
8,410	ITC Holdings Corp.	651,186
		2,057,583
	Electrical Equipment 2.0%
22,230	EnerSys (a)	445,045
31,514	Thomas & Betts Corp. (a)	1,257,723
		1,702,768
	Electronic Equipment & Instruments 2.9%
17,417	Littelfuse, Inc.	700,337
25,489	National Instruments Corp.	582,679
25,743	ScanSource, Inc. (a)	760,963
12,681	Trimble Navigation Ltd. (a)	425,448
		2,469,427
	Energy Equipment & Services 3.8%
26,765	Atwood Oceanics, Inc. (a)	919,645
19,780	Complete Production Services, Inc. (a)	372,853
29,716	Superior Energy Services, Inc. (a)	779,748
28,298	Unit Corp. (a)	1,044,762
		3,117,008
	Food & Staples Retailing 0.4%
9,791	The Fresh Market, Inc. (a)	373,625

	Food Products 0.9%
19,541	Corn Products International, Inc.	766,789

	Gas Utilities 1.3%
41,588	UGI Corp.	1,092,517

	General Merchandise 0.5%
40,436	Fred's, Inc. - Class A	431,048

	Health Care Equipment & Supplies 4.0.%
9,631	Gen-Probe, Inc. (a)	551,375
19,204	Hill-Rom Holdings, Inc.	576,504
8,989	IDEXX Laboratories, Inc. (a)	619,971
13,278	Neogen Corp. (a)	461,012
14,223	Sirona Dental Systems, Inc. (a)	603,197
12,705	ZOLL Medical Corp. (a)	479,487
		3,291,546

	Health Care Providers & Services 5.7%
26,430	Accretive Health, Inc. (a)	561,109
26,380	HMS Holdings Corp. (a)	643,408
32,886	LifePoint Hospitals, Inc. (a)	1,204,943
11,263	MWI Veterinary Supply, Inc. (a)	775,120
57,219	Owens & Minor, Inc.	1,629,597
		4,814,177
	Health Care Technology 1.0%
14,020	athenahealth, Inc. (a)	834,891

	Hotels, Restaurants & Leisure 1.2%
788	Biglari Holdings, Inc. (a)	233,555
13,110	Buffalo Wild Wings, Inc. (a)	783,978
		1,017,533
	Household Durables 2.9%
22,240	AptarGroup, Inc.	993,461
13,160	Snap-On, Inc.	584,304
15,633	Tupperware Brands Corp.	840,117
		2,417,882
	Industrial Conglomerates 2.1%
6,236	Alleghany Corp. (a)	1,799,086

	Insurance 2.2%
34,607	American Financial Group, Inc.	1,075,239
13,980	Argo Group International Holdings Ltd.	396,613
43,050	Stewart Information Services Corp.	380,562
		1,852,414
	Internet Software & Services 0.5%
17,290	Ancestry.com, Inc. (a)	406,315

	Life Sciences Tools & Services 1.0%
61,412	Bruker Corp. (a)	830,904

	Machinery 5.8%
27,193	Applied Industrial Technologies, Inc.	738,562
13,783	IDEX Corp.	429,478
20,482	Kennametal, Inc.	670,581
28,496	Lincoln Electric Holdings, Inc.	826,669
20,640	Robbins & Myers, Inc.	716,414
10,685	Valmont Industries, Inc.	832,789
22,717	Westport Innovations, Inc. (a)	657,203
		4,871,696
	Marine 1.0%
22,060	Alexander & Baldwin, Inc.	805,852

	Metals & Mining 1.4%
19,219	Carpenter Technology Corp.	862,741
28,387	GrafTech International Ltd. (a)	360,515
		1,223,256
	Nondepository Credit Intermediation 1.6%
10,960	EZCORP, Inc. (a)	312,798
64,452	Fifth Street Finance Corp.	600,693
56,590	KKR Financial Holdings LLC	420,464
		1,333,955
	Oil & Gas 2.6%
17,437	Bill Barrett Corp. (a)	631,917
33,329	Swift Energy Co. (a)	811,228
22,906	World Fuel Services Corp.	747,881

		2,191,026
	Pharmaceutical and Medicine Manufacturing 0.3%
54,833	Nektar Therapeutics (a)	265,940

	Real Estate 5.3%
13,205	Alexandria Real Estate Equities, Inc.	810,655
25,678	Corporate Office Properties Trust	559,267
27,753	Mid-America Apartment Communities, Inc.	1,671,286
20,366	Potlatch Corp.	641,936
68,641	Redwood Trust, Inc.	766,720
		4,449,864
	Semiconductor & Semiconductor Equipment 2.8%
58,963	Cypress Semiconductor Corp.	882,676
37,007	Semtech Corp. (a)	780,848
39,084	Skyworks Solutions, Inc. (a)	701,167
		2,364,691
	Semiconductor and Other Electronic Component Manufacturing 1.6%
14,752	Cavium, Inc. (a)	398,452
8,713	Celestica, Inc. (a)	63,169
4,080	Hittite Microwave Corp. (a)	198,696
16,484	International Rectifier Corp. (a)	306,932
25,870	Omnivision Technologies, Inc. (a)	363,215
		1,330,464
	Software 4.9%
17,103	Informatica Corp. (a)	700,367
23,838	Jack Henry & Associates, Inc.	690,826
43,502	Parametric Technology Corp. (a)	669,061
36,978	Progress Software Corp. (a)	648,964
23,620	SolarWinds, Inc. (a)	520,112
17,340	SuccessFactors, Inc. (a)	398,647
17,335	Taleo Corp. - Class A (a)	445,856
		4,073,833
	Specialty Stores 2.0%
27,252	Tractor Supply Co.	1,704,612

	Textiles, Apparel & Luxury Goods 1.1%
28,583	Wolverine World Wide, Inc.	950,385

	Thrifts & Mortgage Finance 0.7%
54,208	Provident Financial Services, Inc.	582,736

	Total Common Stocks
	(Cost $96,354,244)	82,092,499

	EXCHANGE TRADED FUNDS 0.3%
3,390	iShares Russell 2000 Index Fund	217,808
	Total Exchange Traded Funds
	(Cost $242,838)	$217,808

Principal Amount	Value
SHORT-TERM INVESTMENTS 2.2%
Money Market 2.2%
$1,845,317	STIT - Liquid Assets Portfolio	$1,845,317
Total Short-Term Investments
(Cost $1,845,317)	$1,845,317

TOTAL INVESTMENTS 100.0%
(Cost $98,442,399)	$84,155,624

Liabilities in Excess of Other Assets 0.0%	(29,904)

TOTAL NET ASSETS 100.0%	$84,125,720

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$98,442,399
Gross unrealized appreciation	2,436,619
Gross unrealized depreciation	(16,723,394)
Net unrealized depreciation	$(14,286,775)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation – Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent sale price. Equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Shares of underlying mutual funds are valued at their respective NAVs.  Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors. The Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the IronBridge Global Fund. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates market value. Securities maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by IronBridge pursuant to guidelines established by the Board of Directors.

On January 21, 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements. ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures (formerly FASB Statement No. 157), to require additional disclosures regarding fair measurements. Specifically, the amendment requires reporting entities to disclose i) the inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions;
ii) transfers between all levels including Level 1 and Level 2 as well as the reason(s) for all transfers; and with respect to Level 3 positions, transfers out separately from transfers in; and iii) purchases, sales, issuances, and settlements on a gross basis in the Level 3 roll forward rather than as one net number. Examples of inputs that may be used in valuing Level 2 securities are current yields, current discount rates, credit quality, yields for comparable securities, and trading volume.

The effective date of this guidance is for interim and annual periods beginning after December 15, 2009; however, the requirements to provide the Level 3 activity for purchases, sales, issuances, and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark security indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2011:

IronBridge Small Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks	$328,288,326	$-	$-	$328,288,326
Real Estate Investment Trusts	19,629,042	-	-	19,629,042
Total Equity	347,917,368	-	-	347,917,368

Short-Term Investments	7,287,282	-	-	7,287,282
Total Investments in Securities	$355,204,650	$-	$-	$355,204,650

IronBridge SMID Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks	$578,484,469	$-	$-	$578,484,469
Real Estate Investment Trusts	44,523,581	-	-	44,523,581
Total Equity	623,008,050	-	-	623,008,050

Short-Term Investments	4,145,573	-	-	4,145,573
Total Investments in Securities	$627,153,623	$-	$-	$627,153,623

IronBridge Global Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks (a)	$8,909,362	$5,980,307	$-	$14,889,669
Total Equity	8,909,362	5,980,307	-	14,889,669

Short-Term Investments	237,926	-	-	237,926
Total Investments in Securities	$9,147,288	$5,980,307	$-	$15,127,595

(a)Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, non-US$ denominated securities move from a Level 1 to a Level 2 classification. The amount transferred during the quarter ended September 30, 2011 was $5,980,307.

IronBridge Skyline Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks	$46,798,458	$-	$-	$46,798,458
Real Estate Investment Trusts	3,599,585	-	-	3,599,585
Total Equity	50,398,043	-	-	50,398,043

Short-Term Investments	100,650	-	-	100,650
Total Investments in Securities	$50,498,693	$-	$-	$50,498,693

IronBridge Horizon Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks	$77,642,635	$-	$-	$77,642,635
Real Estate Investment Trusts	4,449,864	-	-	4,449,864
Exchange Traded Funds	217,808	-	-	217,808
Total Equity	82,310,307	-	-	82,310,307

Short-Term Investments	1,845,317	-	-	1,845,317
Total Investments in Securities	$84,155,624	$-	$-	$84,155,624

Tax Disclosure – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the current fiscal year, the fiscal year ended June 30, 2010, or for any other tax years which are open for exam. As of September 30, 2011, open tax years include the tax years ended June 30, 2008 through 2011 and the current fiscal year. With respect to the IronBridge Global Fund, only the period from the Fund’s inception on September 18, 2009 through the date of this report is open for examination.  The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change during the remainder of the fiscal year. A Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations of its financial statements.  During the period, the Funds did not incur any interest or penalties.

The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2011, the Funds’ most recent fiscal year end, there were no capital loss carryovers.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IronBridge Funds, Inc.

By /s/ John G. Davis
John G. Davis, President and Secretary
(President and Chief Executive Officer)

Date   November 11, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ John G. Davis
John G. Davis, President and Secretary
(President and Chief Executive Officer)

Date November 11, 2011

By /s/ Ty M. Baird
Ty M. Baird, Treasurer and Assistant Secretary
(Treasurer and Chief Financial Officer)

Date November 11, 2011